-----------------------------------
                                                   OMB APPROVAL
                                        -----------------------------------
                                        OMB Number:           3235-0006
                                        Expires:      December 31, 2009
                                        Estimated average burden
                                        hours per response..........22.6
                                        -----------------------------------




                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:

         This Amendment (Check only one.):       [ ] is a restatement.

                                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Para Advisors, LLC.
Address:          520 Madison Avenue
                  New York, New York  10022

Form 13F File Number:      028-07296

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Harlan Schier
Title:            Chief Financial Officer
Phone:            212-527-7347

Signature, Place, and Date of Signing:

/s/ Harlan Schier                 New York, New York             August 13, 2009
---------------------            --------------------           ----------------
    [Signature]                     [City, State]                    [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                         0
                                                          ------------------

Form 13F Information Table Entry Total:                                   24
                                                          ------------------

Form 13F Information Table Value Total:                             $206,421
                                                          ------------------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         NO.               FORM 13F FILE NUMBER               NAME
         ---------         ----------------------             ------------------

         None.

                                                 Para Advisors, LLC.
                                              Form 13F Information Table
                                             Quarter ended June 30, 2009



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                   Value    Shares or
                         Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                     Class        Number   thousands)   Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
ANNTAYLOR STORES CORP      COM         036115103   $1,596     200,000 SH        Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------
ANNALY CAP MGMT INC        COM         035710409   $9,084     600,000 SH        Sole                         600,000
------------------------------------------------------------------------------------------------------------------------------------
ARCH CAP GROUP LTD         ORD         G0450A105   $7,323     125,000 SH        Sole                         125,000
------------------------------------------------------------------------------------------------------------------------------------
AXIS CAPITAL HOLDINGS      SHS         G0692U109   $5,236     200,000 SH        Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------
                           SPONSORED
BP PLC                     ADR         055622104   $9,536     200,000 SH        Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA
CORPORATION                COM         060505104   $1,980     150,000 SH        Sole                         150,000
------------------------------------------------------------------------------------------------------------------------------------
BUNGE LIMITED              COM         G16962105   $6,025     100,000 SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC          COM         125269100   $11,121    150,000 SH        Sole                         150,000
------------------------------------------------------------------------------------------------------------------------------------
CF INDS HLDGS INC          COM         125269100   $11,121    150,000 SH   Put  Sole                         150,000
------------------------------------------------------------------------------------------------------------------------------------
CHIMERA INVT CORP          COM         16934Q109   $1,571     450,000 SH        Sole                         450,000
------------------------------------------------------------------------------------------------------------------------------------
DECKERS OUTDOOR CORP       COM         243537107   $2,811      40,000 SH        Sole                          40,000
------------------------------------------------------------------------------------------------------------------------------------
F M C CORP                 COM NEW     302491303   $3,548      75,000 SH        Sole                          75,000
------------------------------------------------------------------------------------------------------------------------------------
HESS CORP                  COM         42809H107   $8,063     150,000 SH        Sole                         150,000
------------------------------------------------------------------------------------------------------------------------------------
IPC HLDGS LTD              ORD         G4933P101   $5,468     200,000 SH        Sole                         200,000
------------------------------------------------------------------------------------------------------------------------------------
ORIENT-EXPRESS HOTELS
LTD                        CL A        G67743107   $1,910     225,000 SH        Sole                         225,000
------------------------------------------------------------------------------------------------------------------------------------
PLATINUM UNDERWRITER
HLDGS L                    COM         G7127P100   $8,577     300,000 SH        Sole                         300,000
------------------------------------------------------------------------------------------------------------------------------------
SCHERING PLOUGH CORP       COM         806605101   $8,792     350,000 SH        Sole                         350,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                    UNIT SER 1  78462F103   $68,963    750,000 SH   Put  Sole                         750,000
------------------------------------------------------------------------------------------------------------------------------------
SUPERVALU INC              COM         868536103   $3,885     300,000 SH        Sole                         300,000
------------------------------------------------------------------------------------------------------------------------------------
TARGET CORP                COM         87612E106   $3,947     100,000 SH        Sole                         100,000
------------------------------------------------------------------------------------------------------------------------------------



                                                                                 INVESTMENT DISCRETION        VOTING AUTHORITY

                                                Fair Market
                                                   Value    Shares or
                         Title of       Cusip       (in     Principal SH/ Put/       Shared  Shared Other
Issuer                     Class        Number   thousands)   Amount  PRN Call  Sole Defined Other  Managers   Sole   Shared  None
------------------------------------------------------------------------------------------------------------------------------------
UNIVERSAL AMERICAN CORP    COM         913377107   $2,616     300,000 SH        Sole                         300,000
------------------------------------------------------------------------------------------------------------------------------------
VULCAN MATLS CO            COM         929160109   $6,465     150,000 SH        Sole                         150,000
------------------------------------------------------------------------------------------------------------------------------------
WYETH                      COM         983024100   $11,348    250,000 SH        Sole                         250,000
------------------------------------------------------------------------------------------------------------------------------------
ZENITH NATL INS CORP       COM         989390109   $5,435     250,000 SH        Sole                         250,000
------------------------------------------------------------------------------------------------------------------------------------
Total Fair Market Value                            $206,421
(in thousands)

